Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GPS Multiple Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15  of  ~~the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover was 189% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	189.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in a combination of:

•

equity securities,

•

fixed income securities,

•

options on equity and fixed income securities and

•

cash equivalents

Under normal market conditions, the Fund invests at about 50% of its assets (defined as net assets plus any borrowing for investment purposes), long or short, in equity securities.  The Fund defines equity securities as common and preferred stock of US and foreign issuers (including those from emerging markets) as well as exchange-traded funds ("ETFs") and mutual funds that invest primarily in common and preferred stock.  The Fund may invest in foreign equities directly and in the form of American depositary receipts ("ADRs").  The Fund restricts its equity securities to those of issuers with market capitalizations over $100 million.  The Fund also invests in fixed income securities including debt obligations of the US government, its agencies and instrumentalities, US municipalities, domestic and foreign corporate issuers, foreign governments and ETFs and mutual funds that invest primarily in the preceding.  The Fund invests in fixed income securities without restriction as to credit quality (including securities referred to as "junk bonds"), maturity or currency.  The Fund will also buy and write options on equities and fixed income securities to generate capital appreciation or to hedge market risk.  The Fund may also employ leverage including bank borrowing of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).

The adviser seeks to achieve the Fund's investment objective by employing multiple strategies: economic analysis, technical analysis, sector rotation, and company-specific fundamental research and risk management.

•

Economic analysis assesses the expected effect of factors such as GDP growth, unemployment, interest rates and inflation upon security prices.

•

Technical analysis reviews security price patterns, such as 20-day and 50-day moving average price trends, to discern patterns, if any, that are likely to continue.

•

Sector rotation seeks to align the Fund's portfolio weighting toward economic sectors with the strongest relative price momentum and favorable fundamental outlook and avoid weakest economic sectors.

•

Company-specific fundamental research uses measures such as earnings growth, exceeding Wall Street earnings forecasts consistently, market leadership, average analyst rating and credit quality to select equity and fixed income securities that the adviser believes have above average return potential.

•

Risk management seeks to avoid large portfolio losses through ongoing diversification, hedging through put options and/or increasing allocation to cash equivalents when the adviser believes market conditions are unfavorable.

The adviser buys equity securities that it believes will generate positive capital appreciation and sells them when a price target is achieved, fundamentals have deteriorated, to take advantage of other investment opportunities, to achieve asset allocation targets, or fulfill redemption requests.  The adviser sells short equities to generate capital appreciation and buys back (covers) these securities if their price target is achieved.  The adviser buys fixed income securities to generate income and capital appreciation and sells them for the same reasons it sells equity securities.  The adviser writes options to generate capital appreciation and buys them back (covers) when a price target is achieved.  Call options are purchased as substitutes for underlying securities and put options are purchased to hedge market risk.  These positions are sold when a price target is achieved or when the adviser believes hedging is no long necessary.  The advisor may engage in frequent buying and selling of portfolio securities and derivatives to achieve the Fund's investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at about 50% of its assets (defined as net assets plus any borrowing for investment purposes), long or short, in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and indirectly through mutual funds and ETFs.

•

Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality (known as junk bonds), such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

•

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in securities.  Inverse ETFs are more speculative and limit the Fund's participation in overall market-wide gains.  ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

•

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

•

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

•

Limited History of Operations.  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

•

Management Risk. The adviser's reliance on multiple strategy approach and its judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

•

Market Risk.  Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Option Risk.  Long call and put option positions may expire worthless and short put and call option positions expose the Fund to large potential losses.

•

Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position equity increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  The Fund's losses are potentially unlimited in a short position transaction.

•

Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.gpsfunds.com or by calling 1-855-GPS-FUND.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-GPS-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gpsfunds.com
GPS Multiple Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.28%
Other Non-Interest Expense	rr_Component2OtherExpensesOverAssets	1.36%
Other Expenses	rr_OtherExpensesOverAssets	1.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.53%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	910
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,614
GPS Multiple Strategy Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	356
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,065
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,286

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until July 31, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 3.00% for Class A shares and 3.00% for Investor Class shares. Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.